Consolidated balance sheet - CAD ($) $ in Millions	Jul. 31, 2024		Oct. 31, 2023
ASSETS
Cash and non-interest-bearing deposits with banks	$ 11,684	[1]	$ 20,816	[2]
Interest-bearing deposits with banks	36,165		34,902	[2]
Securities (Note 5)	253,922		211,348	[2]
Cash collateral on securities borrowed	16,495		14,651	[2]
Securities purchased under resale agreements	79,321		80,184	[2]
Loans (Note 6)
Residential mortgages	277,246		274,244	[2]
Personal	46,388		45,587	[2]
Credit card	20,226		18,538	[2]
Business and government	210,047		194,870	[2]
Allowance for credit losses	(3,920)		(3,902)	[2]
Total loans	549,987		529,337	[2]
Other
Derivative instruments	30,311		33,243	[2]
Customers' liability under acceptances	162		10,816	[2]
Property and equipment	3,261		3,251	[2]
Goodwill	5,406		5,425	[2]
Software and other intangible assets	2,728		2,742	[2]
Investments in equity-accounted associates and joint ventures	721		669	[2]
Deferred tax assets	620		647	[2]
Other assets	30,624		27,659	[2]
Other miscellaneous assets	73,833		84,452	[2]
Total assets	1,021,407		975,690	[2]
Deposits (Note 7)
Personal	250,231		239,035	[2]
Business and government	414,178		412,561	[2]
Bank	27,503		22,296	[2]
Secured borrowings	51,534		49,484	[2]
Deposits	743,446		723,376	[2]
Obligations related to securities sold short	24,040		18,666	[2]
Cash collateral on securities lent	8,515		8,081	[2]
Obligations related to securities sold under repurchase agreements	115,368		87,118	[2]
Other
Derivative instruments	36,493		41,290	[2]
Acceptances	173		10,820	[2]
Deferred tax liabilities	42		40	[2]
Other liabilities	28,093		26,653	[2]
Other miscellaneous liabilities	64,801		78,803	[2]
Subordinated indebtedness (Note 8)	7,454		6,483	[2]
Equity
Contributed surplus	128		109	[2]
Retained earnings	32,844		30,352	[2]
Accumulated other comprehensive income (AOCI)	2,689		1,463	[2]
Total shareholders' equity	57,529		52,931	[2]
Non-controlling interests	254		232	[2]
Total equity	57,783		53,163	[2]
Total liabilities and equities	1,021,407		975,690	[2]
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 9)	4,949		4,925	[2]
Total equity	4,949		4,925
Common shares [member]
Equity
Issued shares (Note 9)	16,919		16,082	[2]
Total equity	$ 16,919		$ 16,082

[1]	Includes restricted cash of $465 million (July 31, 2023: $471 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.